PRINCIPAL ACTIVITIES AND ORGANIZATION (Financial Information of Variable Interest Entities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Cash and cash equivalents		$ 91,397	$ 118,572	$ 152,984	$ 179,718
Term deposits		226,755	134,055	116,284
Restricted Cash			1,640	3,767
Deferred tax liabilities, non-current	[1]	3,976	6,979
Total net revenues		343,050	406,691	332,324
Net income/(loss)		(133,603)	(517)	(78,612)
Net cash provided by/(used in) operating activities		(40,690)	(11,970)	6,211
Net cash (used in)/provided by investing activities		(17,560)	(19,110)	(21,017)
Net cash provided by financing activities		39,897	1,427	(13,306)
Effect of exchange rate changes on cash and cash equivalents		(8,822)	(4,759)	1,378
Net increase/(decrease) in cash and cash equivalents balance		(27,175)	(34,412)	(26,734)
Consolidated variable interest entities [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents		59,632	103,794
Term deposits		124,117	66,296
Restricted Cash			1,640
Other intercompany receivable to WFOEs		51,354	608
Other intercompany receivable		23,967	3
Total current assets		426,428	287,997
Total non-current assets		333,049	362,919
Total assets		759,477	650,916
Intercompany payable to WFOEs for the service fees		19,062	20,139
Other intercompany payable to WFOEs		17,005	39,089
Other intercompany payable		222,050	185,551
Total current liabilities		386,174	312,523
Deferred tax liabilities, non-current		3,976	6,840
Total liabilities		390,150	319,363
Total net revenues		335,760	377,506	275,372
Net income/(loss)		(11,828)	36,136	18,751
Net cash provided by/(used in) operating activities		(89,032)	30,287	30,094
Net cash (used in)/provided by investing activities		41,665	45,017	(9,415)
Net cash provided by financing activities		603
Effect of exchange rate changes on cash and cash equivalents		2,602	(1,018)	(2,643)
Net increase/(decrease) in cash and cash equivalents balance		$ (44,162)	$ 74,286	$ 18,036

[1]	All of the VIEs’ assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company’s general assets (Note 1(e)).